NON-CONTROLLING INTERESTS (Details) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 15, 2013	Mar. 05, 2014	Aug. 01, 2014	Jul. 31, 2014	May 01, 2013
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	1,583	1,611
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest	153	125	118
TC PipeLines, LP
Preferred Shares of TCPL
Fees received for services provided	3	3	3
Portland
Preferred Shares of TCPL
Fees received for services provided	8	7	7
TransCanada PipeLines Limited | Series U
Preferred Shares of TCPL
Number of shares outstanding				4,000,000
Preferred stock dividend rate				5.60%
Redemption price per share (in Canadian dollars per share)				50
Accrued and unpaid dividends, in CAD per share				0.5907
TransCanada PipeLines Limited | Series Y
Preferred Shares of TCPL
Number of shares outstanding					4,000,000
Preferred stock dividend rate					5.60%
Redemption price per share (in Canadian dollars per share)					50
Accrued and unpaid dividends, in CAD per share					0.2455
Noncontrolling Interest
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest	15	12	5
Noncontrolling Interest | TC PipeLines, LP
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	1,479	1,323
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest	136	93	91
Additional information
Percentage of non-controlling interests						71.70%	71.10%	66.70%
Noncontrolling Interest | Portland
Non-controlling interest included in the Consolidated Balance Sheet
Non-controlling interest	104	94
Non-controlling interests included in the Consolidated Statement of Income
Non-controlling interest	15	12	5
Additional information
Percentage of non-controlling interests	38.30%	38.30%	38.30%
Noncontrolling Interest | TransCanada PipeLines Limited
Non-controlling interest included in the Consolidated Balance Sheet
Preferred shares of TCPL	0	194
Non-controlling interests included in the Consolidated Statement of Income
Preferred shares of TCPL	2	20	22